EARNINGS PER SHARE (Schedule of computation of basic and diluted earnings (loss) per share) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Numerator for basic and diluted earnings (losses) per share -
Net income available to holders of ordinary shares	$ 6,266	$ 9,905
Denominator for basic diluted earnings (losses) per share -
Weighted average number of shares	57,016,808	56,615,714
Add - stock options	0	6,490
Denominator for diluted earnings per share - adjusted weighted average shares assuming exercise of stock options	57,016,808	56,622,204